Debt Part 2 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 18, 2017	Apr. 04, 2017
Line of Credit Facility
Line of Credit Facility, Covenant Terms	The 2017 Credit Agreement contains customary representations, warranties and covenants, including, but not limited to, covenants restricting the company’s ability to incur indebtedness and liens and merge or consolidate with another entity. The 2017 Credit Agreement also contains financial covenants, requiring us to maintain a ratio of consolidated total indebtedness to consolidated earnings before income, taxes, depreciation and amortization, subject to certain adjustments ("Adjusted EBITDA") of not greater than 4.25 to 1, as well as requiring us to maintain a ratio of consolidated Adjusted EBITDA to consolidated interest expense of no less than 3.50 to 1 for the quarter ended September 30, 2017. The 2017 Credit Agreement also contains a financial covenant requiring us to maintain a senior secured net indebtedness to Adjusted EBITDA ratio of not greater than 3.50 to 1. These financial covenants may restrict our ability to pay dividends and purchase outstanding shares of our common stock. We were in compliance with our financial covenants at September 30, 2017. We will be required to repay the senior credit agreement with 25% to 50% of our excess cash flow from the preceding fiscal year, as defined in the agreement, unless our net leverage ratio for such preceding fiscal year is less than or equal to 3.00 to 1, which will be first measured using our fiscal year ended December 31, 2018.
Covenant restriction, Maximum indebtedness to EBITDA		3.25 to 1
Covenant restriction, Minimum EBITDA to interest expense		3.50 to 1
Weighted average interest rate at end of period	5.00%
Credit facility borrowings, Long-Term
Line of Credit Facility
Outstanding Borrowings	$ 75,000
Revolving Credit Facility [Member]
Line of Credit Facility
Outstanding Borrowings	$ 20,000
Bonds
Line of Credit Facility
Debt Instrument, Maturity Date	May 01, 2025
Face amount				$ 300,000
Interest rate, stated percentage	5.625%			5.625%
JPMorgan, 2017 Credit Agreement [Member]
Line of Credit Facility
Line of Credit Facility, Initiation Date	Apr. 04, 2017
Expiration date	Apr. 04, 2022
JPMorgan, 2017 Credit Agreement [Member] | Credit facility borrowings, Long-Term
Line of Credit Facility
Line of Credit Facility, Current Borrowing Capacity	$ 400,000
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.25%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings	2.25%
Face amount				$ 300,000
JPMorgan, 2017 Credit Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility
Line of Credit Facility, Current Borrowing Capacity	$ 200,000
Additional borrowing capacity available	$ 150,000
Minimum commitment fee percentage	0.175%
Maximum commitment fee percentage	0.35%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.075%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings	1.90%
JP Morgan, Amended and Restated Credit Agreement [Member]
Line of Credit Facility
Expiration date		Jun. 30, 2020
Line of Credit Facility, Current Borrowing Capacity		$ 125,000
Additional borrowing capacity available		62,500
Maximum borrowing capacity		187,500
Sublimit on borrowings by foreign subsidiaries		$ 100,000
Minimum commitment fee percentage		0.175%
Maximum commitment fee percentage		0.30%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)		1.075%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings		1.70%
Interest rate spread added to the federal funds rate on Alternate Base Rate borrowings		0.50%
Interest rate spread added to LIBOR rate for one month on Alternate Base Rate borrowings		1.00%
Minimum interest rate spread added to LIBOR rate on Alternate Base Rate borrowings		0.075%
Maximum interest rate spread added to LIBOR rate on Alternate Base Rate borrowings		0.70%
Percentage collateral in stock of certain subsidiaries		65.00%
Covenant restriction, Maximum indebtedness to EBITDA		3.25 to 1
Covenant restriction, Minimum EBITDA to interest expense		3.50 to 1
Covenant restriction, maximum leverage after paying dividends or repurchasing stock, limit dividends		2.00 to 1
Covenant restriction, Maximum leverage after paying dividends or repuchasing stock, no dividends		3.25 to 1
Restriction on dividends and repurchases of common stock, Minimum		$ 50,000
Restriction on dividends and repurchases of common stock, Maximum		$ 75,000
Covenant restriction, Maximum leverage after acquisitions		3.00 to 1
Covenant restriction, Maximum level that can be paid for acquisitions		$ 25,000
Weighted average interest rate at end of period		1.64%
Outstanding Borrowings		$ 25,000			$ 45,000
JP Morgan Chase Bank, National Association, The Credit Agreement
Line of Credit Facility
Minimum commitment fee percentage		0.20%
Maximum commitment fee percentage		0.35%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)		1.30%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings		1.90%
Interest rate spread added to the federal funds rate on Alternate Base Rate borrowings		0.50%
Interest rate spread added to LIBOR rate for one month on Alternate Base Rate borrowings		1.00%
Minimum interest rate spread added to LIBOR rate on Alternate Base Rate borrowings		0.30%
Maximum interest rate spread added to LIBOR rate on Alternate Base Rate borrowings		0.90%
Covenant restriction, Maximum indebtedness to EBITDA		3.00 to 1
Covenant restriction, Maximum leverage after acquisitions		2.75 to 1
Prudential Investment Management, Inc. Private Shelf Agreement
Line of Credit Facility
Maximum borrowing capacity		$ 80,000
Repayments of Long-term Debt	$ 11,143
Outstanding Borrowings		$ 11,143
Second Amended Prudential Investment Management
Line of Credit Facility
Expiration date		Jul. 24, 2015
Covenant restriction, Maximum indebtedness to EBITDA		3.00 to 1
Covenant restriction, maximum leverage after paying dividends or repurchasing stock, limit dividends		2.00 to 1
Restriction on dividends and repurchases of common stock, Minimum		$ 50,000
Restriction on dividends and repurchases of common stock, Maximum		$ 75,000
Covenant restriction, Maximum leverage after acquisitions		2.75 to 1
Series A Notes
Line of Credit Facility
Face amount		$ 4,000
Interest rate, stated percentage		4.00%
Debt Instrument Term		7 years
Maturity date range, Start		Mar. 08, 2017
Maturity date range, End		Mar. 08, 2018
Repayments of Long-term Debt		$ 2,000	$ 2,000
Series B Notes
Line of Credit Facility
Face amount		$ 7,143
Interest rate, stated percentage		4.10%
Debt Instrument Term		10 years
Maturity date range, Start		Jun. 28, 2017
Maturity date range, End		Jun. 28, 2021
Repayments of Long-term Debt		$ 1,429	$ 1,429
Third Amended Prudential Investment Management Agreement [Member]
Line of Credit Facility
Expiration date		Jun. 30, 2018
Covenant restriction, Maximum indebtedness to EBITDA		3.25 to 1
Covenant restriction, Maximum leverage after paying dividends or repuchasing stock, no dividends		3.25 to 1
Covenant restriction, Maximum leverage after acquisitions		3.00 to 1
Covenant restriction, Maximum level that can be paid for acquisitions		$ 25,000
HSBC Bank (China) Company Limited, Shanghai Branch
Line of Credit Facility
Maximum borrowing capacity		5,000
Outstanding Borrowings		$ 0